UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Quarter Ended:  March 31, 2000

Institutional Investment Manager Filing this Report:

The Robert Bruce Management Company, Inc.
96 Spring Street
P. O. Box 252
South Salem, NY  10590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name of institutional investment manager and person duly authorized to submit and sign this report:

Robert W. Bruce, III
President
914 763-6168
96 Spring Street
South Salem, NY  10590

Report Type:  13F Holdings Report

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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      11

Form 13F Information Table Value Total:     $999,216

List of Other Included Managers:

No.                 13F File Number                         Name

01                                         Algenpar, Inc.    J. Taylor Crandall
02                                         Anne T. & Robert M. Bass Foundation
                                           Anne T. Bass
                                           Robert M. Bass
                                           J. Taylor Crandall

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

                                                              FORM 13F
INFORMATIONAL TABLE



NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE    SHARES   SH/
PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000) PRN AMT  PRN
CALL DSCRETN MANAGERS     SOLE     SHARED   NONE



ALLEGHANY                      COM            017175100   2576      13700 SH
OTHER   02                       13700           FLORIDA EAST COAST INDUSTRIES
COM            340632108  72163    1487900 SH       OTHER   01,02
1487900           FREEPORT-MCMORAN COPPER/GOLD A COM A          35671D105  20743
1864500 SH       OTHER   01                     1864500
IMC GLOBAL WARRANTS            WARRANTS       449669118     13     420000 SH
OTHER   01                      420000
LONE STAR TECHNOLOGIES, INC.   COM            542312103 422664    9065172 SH
OTHER   01,02                  9065172
MATLACK SYSTEMS, INC.          COM            576901102   5060    2024150 SH
OTHER   01,02                  2024150
MCMORAN EXPLORATION COMPANY    COM            582411104  51165    2701723 SH
OTHER   01,02                  2701723
MESA ROYALTY TRUST             UNIT BEN INT   590660106  35165     832300 SH
OTHER   01,02                   832300
PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT   714236106  19739    4447800 SH
OTHER   01                     4447800
PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT  719217101 218884   26732300 SH
OTHER   01,02                 26732300
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT   798241105 151045   15198700 SH
OTHER   01                    15198700